Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Carrying Amounts and Estimated Fair Values of the Company's Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments:

	At December 31,
	2020		2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Financial assets
Cash and cash equivalents	$101,513	101,513	$7,676	$7,676
Restricted cash	2,635	2,635	2,222	2,222
Accounts receivable	4,352	4,352	3,767	3,767
Interest Rate Swaps (Other assets)	—	—	9	9

Total	$108,500	$108,500	$13,674	$13,674

Financial liabilities
Notes payable	157,747	157,747	3,313	3,313
Accounts payable	3,442	3,442	1,337	1,337
Accrued expenses	3,033	3,033	2,006	2,006
Income tax payable	1,640	1,640	$—

Total	$165,862	$165,862	$6,656	$6,656

Summary of Fair Value Assets and Liabilities Measured on Recurring Basis

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value) at December 31, 2020 and 2019:

	December 31, 2020	Fair value measurements at reporting date using
		Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Notes payable at fair value, net of debt issuance cost	157,747	—	157,747	—

Total	$157,747	$—	$157,747	$—

	December 31, 2019	Fair value measurements at reporting date using
		Level 1	Level 2	Level 3
	(in thousands)
Assets:
Interest rate swaps at fair value	$9	$—	$9	$—

Total	9	—	9	—

Liabilities:
Notes payable at fair value, net of debt issuance cost	3,313	—	3,313	—

Total	$3,313	$—	$3,313	$—